Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares
Ordinary Shares

16. Ordinary Shares

Upon inception of the Company, each ordinary share was issued at a par value of US$0.0001 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. As of December 31, 2024 and 2025, the authorized share capital of the Company is US$100,000 divided into 1,000,000,000 shares, comprising of 780,000,000 Class A Ordinary Shares and 120,000,000 Class B Ordinary Shares, each at a par value of US$0.0001 per share, and 100,000,000 shares of a par value of US$0.0001 each of such class or classes as the board of directors may determine.

As of December 31, 2025, 1,000,000,000 ordinary shares were authorized. 345,326,342 ordinary shares were issued, comprising of 327,952,842 Class A shares and 17,373,500 Class B shares as of December 31, 2025. 327,628,481 ordinary shares were outstanding, comprising of 310,254,981 Class A shares and 17,373,500 Class B shares as of December 31, 2025.